Note 4 - Securities (Details Textual)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Securities, Available-for-sale, Unrealized Loss Position, Number of Positions	151	102
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Number of Positions	89	66
Debt Securities, Available-for-sale, Realized Gain	$ 90,000	$ 241,000	$ 215,000
Income Tax Expense (Benefit), Total	1,529,000	2,879,000	1,744,000
Debt Securities, Available-for-sale, Realized Loss	96,000	243,000	57,000
Realized Gains on Sale of Securities [Member]
Income Tax Expense (Benefit), Total	19,000	82,000	73,000
Realized Losses on Sale of Securities [Member]
Income Tax Expense (Benefit), Total	20,000	83,000	$ 19,000
Debt Securities, Availabe-for-Sale, Pledged as Collateral [Member]
Debt Securities, Available-for-sale, Restricted	$ 27,600,000	$ 27,700,000